FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.6%
	AEROSPACE & DEFENSE — 1.0%
109,929	Ducommun, Inc.*	$10,027,723
	APPAREL & TEXTILE PRODUCTS — 5.1%
23,807	Deckers Outdoor Corp.*	2,848,031
878,700	Levi Strauss & Co. - Class A	19,656,519
371,552	PVH Corp.	31,329,265
		53,833,815
	BANKING — 6.4%
323,282	Axos Financial, Inc.*	29,486,551
97,223	Five Star Bancorp	3,185,998
384,754	ServisFirst Bancshares, Inc.	33,916,065
		66,588,614
	COMMERCIAL SUPPORT SERVICES — 2.5%
376,114	CSG Systems International, Inc.	24,131,474
12,712	UniFirst Corp.	2,260,448
		26,391,922
	CONSTRUCTION MATERIALS — 0.3%
34,651	Knife River Corp.*	2,806,731
	CONSUMER SERVICES — 2.2%
917,318	Upbound Group, Inc.	23,309,050
	CONTAINERS & PACKAGING — 0.6%
272,999	Graphic Packaging Holding Co.	6,079,688
	ELECTRICAL EQUIPMENT — 2.3%
93,761	Littelfuse, Inc.	24,361,921
	ENGINEERING & CONSTRUCTION — 1.0%
139,479	Everus Construction Group, Inc.*	10,940,733
	FOOD — 1.1%
331,396	Darling Ingredients, Inc.*	11,254,208
1,796	TreeHouse Foods, Inc.*	32,939
		11,287,147
	GAS & WATER UTILITIES — 6.9%
1,234,938	MDU Resources Group, Inc.	20,117,140
486,002	New Jersey Resources Corp.	22,983,035
832,135	UGI Corp.	28,825,156
		71,925,331
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
102,635	L B Foster Co. - Class A*	2,671,589
	INDUSTRIAL SUPPORT SERVICES — 2.8%
258,539	MSC Industrial Direct Co., Inc. - Class A	23,327,974
38,669	VSE Corp.	6,279,846
		29,607,820

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 7.5%
589,304	CNO Financial Group, Inc.	$23,259,829
415,832	Horace Mann Educators Corp.	19,119,955
528,374	RLI Corp.	35,786,771
		78,166,555
	INTERNET MEDIA & SERVICES — 1.4%
406,195	IAC, Inc.*	14,874,861
	MACHINERY — 8.4%
174,475	AGCO Corp.	18,876,450
15,520	CSW Industrials, Inc.	4,245,341
81,171	Graco, Inc.	6,931,192
173,045	JBT Marel Corp.	24,795,618
235,640	Oshkosh Corp.	32,841,147
		87,689,748
	PUBLISHING & BROADCASTING — 1.3%
512,340	Scholastic Corp.	13,146,644
	REIT — 0.0%
393,071	Equity CommonWealth(a)	—
	RETAIL - CONSUMER STAPLES — 3.6%
270,680	Ingles Markets, Inc. - Class A	18,322,329
139,656	Sprouts Farmers Market, Inc.*	19,627,254
		37,949,583
	RETAIL - DISCRETIONARY — 2.0%
343,013	Advance Auto Parts, Inc.	20,920,363
	SEMICONDUCTORS — 5.6%
136,153	Qorvo, Inc.*	12,349,077
297,713	Synaptics, Inc.*	20,798,230
1,665,006	Vishay Intertechnology, Inc.	25,740,993
		58,888,300
	SOFTWARE — 0.9%
180,422	Concentrix Corp.	9,519,065
	SPECIALTY FINANCE — 4.5%
850,202	MGIC Investment Corp.	23,661,121
183,711	Nelnet, Inc., Class A	23,627,072
		47,288,193
	TECHNOLOGY HARDWARE — 15.2%
229,675	Arrow Electronics, Inc.*	29,014,843
140,039	Fabrinet*	46,393,520
152,493	InterDigital, Inc.	41,433,873
284,230	TD SYNNEX Corp.	42,085,936
		158,928,172

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY SERVICES — 2.3%
201,610	Science Applications International Corp.	$23,729,497
	TRANSPORTATION EQUIPMENT — 2.7%
539,334	REV Group, Inc.	28,697,962
	WHOLESALE - DISCRETIONARY — 1.7%
677,440	G-III Apparel Group Ltd.*	18,290,880
	TOTAL COMMON STOCKS
	(Cost $640,433,870)	937,921,907
	EXCHANGE-TRADED FUNDS — 4.4%
605,802	Vanguard 0-3 Month Treasury Bill ETF	45,804,689
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $45,682,494)	45,804,689
	SHORT-TERM INVESTMENTS — 6.0%
	MONEY MARKET INVESTMENTS — 6.0%
62,300,025	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.08%(b)	62,300,025
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $62,300,025)	62,300,025

	TOTAL INVESTMENTS — 100.0%
	(Cost $748,416,389)	1,046,026,621
	Other Assets in Excess of Liabilities — 0.0%	473,888
	TOTAL NET ASSETS — 100.0%	$1,046,500,509

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $0, which represents 0.00% of Total Net Assets.
(b)	The rate is the annualized seven-day yield at period end.

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2025 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Equity CommonWealth	6/16/2025	$-	$-	0.00%
		$-	$-	0.00%